Note 24 - Earnings Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Loss for the period	$ (1,446)	$ (1,699)	$ (11,223)	$ (27,879)	$ 5,581
Weighted average number of shares in issue (‘000s) (in shares)	13,557		13,557	13,557	7,624
Basic earnings/(loss) per share (dollars) (in dollars per share)	$ (0.11)		$ (0.83)	$ (2.06)	$ 0.73
Diluted earnings/(loss) per share (dollars) (in dollars per share)	$ (0.11)		$ (0.83)	$ (2.06)	$ 0.73